SEGMENT REPORTING (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Segment Reporting [Abstract]
Schedule of Reportable Segments

Information about Reported Segment Profit or Loss

		Software &
	Retail	Services	Total
For the Three Months Ended March 31, 2022
Grocery net revenue	$30,539	$—	$30,539
Home & Household net revenue	12,688	—	12,688
Other net revenue (1)	1,169	—	1,169
Software & Services net revenue	—	2,230	2,230
Total net revenue	$44,396	$2,230	$46,626
Operating income (loss)	$(30,282)	$1,272	$(29,010)
For the Three Months Ended March 31, 2021
Total net revenue	$39,876	$982	$40,858
Operating income (loss)	$(13,533)	$241	$(13,292)
(1)	Includes revenues related to our subscription services program, advertising and marketing fees, and third-party marketplace service fees.
The following table provides information for the Company’s reportable segments, including product category disaggregation for its Retail segment beginning in fiscal year 2021:

Information about Reported Segment Profit or Loss

		Software &
	Retail	Services	Total
For the Year Ended December 31, 2021
Grocery net revenue	$98,925,157	$—	$98,925,157
Home & Household net revenue	53,352,950	—	53,352,950
Other net revenue(1)	4,711,003	—	4,711,003
Software & Services net revenue	—	20,277,567	20,277,567
Total net revenue	$156,989,110	$20,277,567	$177,266,677
Operating income (loss)	$(64,863,125)	$15,820,315	$(49,042,810)

For the Year Ended December 31, 2020
Total net revenue	$187,173,834	$—	$187,173,834
Operating income (loss)	$(26,244,100)	$(2,442,662)	$(28,686,762)

For the Year Ended December 31, 2019
Total net revenue	$173,692,897	$300,000	$173,992,897
Operating income (loss)	$(63,082,583)	$(2,610,740)	$(65,693,323)
(1)	Includes revenues related to our subscription services program, advertising and marketing fees, and third-party marketplace service fees.